INCOME TAXES (Tables)	0 Months Ended
Dec. 31, 2013
Income Taxes [Absract]
Schedule of income before income taxes
NOTE 16—INCOME TAXES:

a.	Income before income taxes is comprised of the following:
	Year ended December 31,
	2013	2012	2011

	(U.S. $ in millions)
The Parent Company and its Israeli subsidiaries	$1,303	$1,660	$2,051
Non-Israeli subsidiaries	(53)	159	905
	$1,250	$1,819	$2,956

Schedule of the provision for income taxes
b.	Income taxes:
	Year ended December 31,
	2013	2012	2011

	(U.S. $ in millions)
In Israel	$197	$5	$71
Outside Israel	(240)	(142)	56
	$(43)	$(137)	$127

Current	$1,096	$564	$689
Deferred	(1,139)	(701)	(562)
	$(43)	$(137)	$127

Accumulated Other Comprehensive Income/(Loss) (net of tax)
	Year ended December 31,
	2013	2012	2011
	(U.S. $ in millions)
Income before income taxes	$1,250	$1,819	$2,956
Statutory tax rate in Israel	25%	25%	24%
Theoretical provision for income taxes	$313	$455	$709
Increase (decrease) in effective tax rate due to:
The Parent Company and its Israeli subsidiaries -
Mainly tax benefits arising from reduced tax rates under benefit programs	(535)	(520)	(501)
Amendment 69 payments and finalization of prior years' tax audits, net of decrease of related uncertain tax positions	248	-	-
Non-Israeli subsidiaries	(275)	(83)	(143)
Increase in other uncertain tax positions—net	206	11	62
Effective consolidated income taxes	$(43)	$(137)	$127

Schedule of deferred income taxes
c.	Deferred income taxes:
	Year ended December 31,
	2013	2012

	(U.S. $ in millions)
Short-term deferred tax assets—net:
Inventory related*	$405	$359
Sales reserves and allowances	321	300
Provision for legal settlements	235	128
Carryforward losses and deductions*	179	242
Provisions for employee-related obligations	81	79
Other	75	20
	1,296	1,128
Valuation allowance—in respect of carryforward losses and deductions that may not be utilized	(249)	(5)
	$1,047	$1,123

Long-term deferred tax assets (liabilities)—net:
Intangible assets	$(1,412)	$(1,883)
Carryforward losses and deductions**	1,415	949
Property, plant and equipment	(181)	(122)
Provisions for employee related obligations	19	14
Other	60	24
	(99)	(1,018)
Valuation allowance—in respect of carryforward losses and deductions that may not be utilized	(542)	(721)
	$(641)	$(1,739)
	$406	$(616)

*	Reclassified amounts in 2012.
**	This amount represents the tax effect of carry forward losses and deductions with the following expirations: 2015-2016 — $382 million; 2017-2023 — $246 million; 2024 and thereafter — $188 million. The remaining balance—$599 million—can be utilized with no expiration date.

Schedule of deferred income taxes by report caption
The deferred income taxes are reflected in the balance sheets among:
	December 31,
	2013	2012

	(U.S. $ in millions)
Current assets—deferred income taxes	$1,084	$1,142
Current liabilities—other current liabilities	(37)	(19)
Other non-current assets	606	110
Long-term liabilities—deferred income taxes	(1,247)	(1,849)
	$406	$(616)

Schedule of unrecognized tax benefits
	Year ended December 31,
	2013	2012	2011

	(U.S. $ in millions)
Balance at the beginning of the year	$903	$907	$795
Decrease related to prior year tax positions, net	29	(10)	(45)
Increase related to current year tax positions	176	151	131
Decrease related to settlements with tax authorities and lapse of applicable statutes of limitations	(461)	(146)	(20)
Liabilities assumed in acquisitions	0	0	52
Other	18	1	(6)
Balance at the end of the year	$665	$903	$907